OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2012
Other Income And Expenses [Abstract]
OTHER EXPENSE, NET
4.	OTHER EXPENSE, NET

The specific components of “Other expense, net” are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Foreign currency exchange	$(18)	$(9)	$(26)
Accounts receivable discount expense	(7)	(9)	(6)
Gain on liabilities subject to compromise	—	—	14
Other	(1)	—	1

	$(26)	$(18)	$(17)

Foreign currency exchange: The Company recognized $18 million, $9 million and $26 million in foreign currency exchange losses during the years ended December 31, 2012, 2011 and 2010, respectively. Of the $18 million in foreign currency exchange losses during the year ended December 31, 2012, $10 million relates to unrealized losses associated with outstanding foreign currency hedge contracts that settle over the next twelve months (see Note 6 for further details).

Near the end of 2009, the three year cumulative inflation rate for Venezuela was above 100%, which required the Venezuelan operation to report its results as though the U.S. dollar is its functional currency in accordance with FASB ASC Topic 830, Foreign Currency Matters, commencing January 1, 2010 (“inflationary accounting”). The impact of this transition to a U.S. dollar functional currency is that any change in the U.S. dollar value of bolivar denominated monetary assets and liabilities must be recognized directly in earnings. On January 8, 2010, the Venezuelan government devalued its currency. During the year ended December 31, 2010, the Company recorded $25 million in expense due to this currency devaluation, comprised of foreign currency exchange expense of $21 million, tax expense of $3 million and cost of products sold of $1 million. The remaining Venezuelan cash balance of $9 million as of December 31, 2012 is expected to be used to pay intercompany balances for the purchase of product and to pay dividends, subject to local government restrictions.

Gain on liabilities subject to compromise: During 2010, the Company recognized a $14 million gain related to a change in estimate to amounts payable to holders of unsecured claims in the predecessor company’s Chapter 11 proceedings.